Expense Example, No Redemption - AIG Multi-Asset Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	723	1,033	1,366	2,304	235	724	1,240	2,461	231	712	1,220	2,430